Subsequent Events	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS

Subsequent to the period end, a total of 21,031,987 cashless warrants were exercised in exchange for common shares of the Company.

On June 28, 2023 the Company issued 50,000,000 at $0.045 per share for gross proceeds of $2,250,000 before offering expenses and other expenses included in share issuance costs.

On July 13, 2023, the Company issued 51,450,000 shares at $0.045 per share for gross proceeds of $2,315,250.

On August 3, 2023, the Company affected a 100-to-1 reverse stock split resulting in 185,393,404 shares converted with rounding into 1,853,955 shares.

The Company was issued a cease trading order by the British Columbia Securities Exchange for late filing of these Q1 2023 financial statements that were due on May 15, 2023. The cease trading order was lifted upon filing of the Q1 2023 financial statements on May 24, 2023.

The Company entered into a factoring agreement for their receivables in North America.

10.	SUBSEQUENT EVENTS

Subsequent to the period end, the Company issued 51,250,000 common shares at $0.45 for total gross proceeds of $2,306,250.

On August 9, 2023, the Company affected a 100-to-1 reverse stock split resulting in 185,393,404 common shares converted with rounding into 1,853,955 new common shares.